UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Zac Tackett, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:

DECEMBER 31
SafeGuard Core One Fund

ITEM 1: PROXY VOTING RECORD
SafeGuard Core One Fund
During the period December 30, 2022 (commencement of operations) – June 30, 2023, SafeGuard Asset Management did not vote any proxies on behalf of the SafeGuard Core One Fund.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Zac Tackett
Zac Tackett, President and Principal Executive Officer

Date:	August 24, 2023